Computation of Basic and Diluted Earning Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net Income From Continuing Operations, Less Noncontrolling Interests	$ 13,220	$ 55,971	$ 10,445	$ 59,696
Net Income (Loss) From Discontinued Operations	520	(3,050)	460	(8,405)
NET INCOME ATTRIBUTABLE TO REX ENERGY	$ 13,740	$ 52,921	$ 10,905	$ 51,291
Weighted Average Common Shares Outstanding - Basic	52,555	52,009	52,527	50,654
Effect of Dilutive Securities:
Employee Stock Options	142	29	131	45
Employee Performance-Based Restricted Stock Awards	214	838	243	868
Weighted Average Common Shares Outstanding - Diluted	52,911	52,876	52,901	51,567
Earnings per Common Share:
Basic - Net Income From Continuing Operations	$ 0.25	$ 1.08	$ 0.20	$ 1.18
- Net Income (Loss) From Discontinued Operations	$ 0.01	$ (0.06)	$ 0.01	$ (0.16)
-Net Income	$ 0.26	$ 1.02	$ 0.21	$ 1.02
Diluted - Net Income From Continuing Operations	$ 0.25	$ 1.06	$ 0.20	$ 1.16
- Net Income (Loss) From Discontinued Operations	$ 0.01	$ (0.06)	$ 0.01	$ (0.16)
-Net Income	$ 0.26	$ 1.00	$ 0.21	$ 1.00